Fresh Start Accounting And Effects Of Plan (Schedule Of Reconciliation Of Enterprise Value To Reorganized Asset Value And Determination Of Goodwill) (Detail) (USD $)	1 Months Ended
Feb. 24, 2012
Reorganization Items [Line Items]
Total enterprise value	$ 485,000,000
Add: liabilities (excluding debt and equity)	87,765,000
Add: noncontrolling interest	8,100,000
Reorganization value of assets	580,865,000
Fair value of assets (excluding goodwill)	566,656,000
Reorganization value in excess of fair value (goodwill)	$ 14,209,000